Consolidated Statements of Comprehensive Income or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Total revenue from external customers (Notes 4, 35, 45, 47)	₩ 92,578,265	₩ 87,476,410	₩ 70,546,024
Sales of goods (Note 2)	91,018,712	85,940,137	69,184,469
Sales of construction services (Note 20)	849,108	785,395	646,953
Sales of services	710,445	750,878	714,602
Cost of sales (Notes 2,14,25,43 and 47)	(81,964,160)	(89,699,527)	(100,903,594)
Cost of sales of goods	(80,221,013)	(88,066,120)	(99,441,768)
Cost of sales of construction services	(1,185,886)	(1,003,601)	(941,254)
Cost of sales of services	(557,261)	(629,806)	(520,572)
Gross profit (loss)	10,614,105	(2,223,117)	(30,357,570)
Selling and administrative expenses (Notes 25,36,43 and 47)	(3,070,026)	(3,061,582)	(3,009,422)
Other income (Note 28 and 37)	1,297,985	1,275,902	1,095,489
Other expenses (Note 37)	(465,688)	(258,905)	(212,150)
Other gains, net (Note 38)	84,884	22,686	243,122
Operating profit (loss) (Note 4)	8,461,260	(4,245,016)	(32,240,531)
Finance income (Notes 5,12 and 39)	3,448,177	1,425,031	1,833,312
Finance expenses (Notes 5,12 and 40)	(7,535,228)	(5,347,018)	(4,746,791)
Gain on valuation of investments in associates and joint ventures	937,959	804,141	1,393,486
Gain on disposal of investments in associates and joint ventures	186,066	18,204	11,091
Reversal of impairment loss on investments in associates and joint ventures	10,527	347	0
Gain on disposal of investments in subsidiaries	98	2	0
Loss on valuation of investments in associates and joint ventures	(182,507)	(209,085)	(55,193)
Loss on disposal of investments in associates and joint ventures	(650)	0	(1,675)
Loss on impairment of investments in associates and joint ventures	(69,173)	(19)	(5,174)
Loss on disposal of investments in subsidiaries	0	(564)	(32,144)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	882,320	613,026	1,310,391
Profit(loss) before income tax	5,256,529	(7,553,977)	(33,843,619)
Income tax benefit (expense) (Note 41)	(1,634,561)	2,837,833	9,414,511
Profit (loss) for the year	3,621,968	(4,716,144)	(24,429,108)
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	629,001	(228,672)	1,246,869
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	(296,135)	(271,724)	663,095
Share of other comprehensive income (loss) of associates and joint ventures (Note 31)	(6,346)	(27,349)	12,305
Net change in fair value of financial assets at fair value through other comprehensive income (loss) (Note 34)	100,759	(31,665)	58,010
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	11,870	(3,654)	(24,415)
Foreign currency translation of foreign operations (Note 34)	164,628	(17,274)	28,387
Share of other comprehensive income of associates and joint ventures (Note 34)	654,225	122,994	509,487
Total comprehensive income (loss) for the year	4,250,969	(4,944,816)	(23,182,239)
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	3,491,698	(4,822,549)	(24,466,853)
Non-controlling interests	130,270	106,405	37,745
Profit (loss) for the year	3,621,968	(4,716,144)	(24,429,108)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	4,070,175	(5,032,584)	(23,273,171)
Non-controlling interests	180,794	87,768	90,932
Total comprehensive income (loss) for the year	₩ 4,250,969	₩ (4,944,816)	₩ (23,182,239)
Earnings (loss) per share (in won) (Note 44)
Basic earnings (loss) per share	₩ 5,439	₩ (7,512)	₩ (38,112)
Diluted earnings (loss) per share	₩ 5,439	₩ (7,512)	₩ (38,112)